Provisions, income tax liabilities and other liabilities - Current Provisions and Other Current Liabilities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2020
Provisions And Other Current And Non-Current Liabilities [Line Items]
Taxes payable, other than corporate income taxes		€ 373	€ 437	€ 395
Employee-related liabilities		1,947	1,929	2,106
Liabilities related to restructuring operations (see Note D.19.2.)		670	653	578
Interest rate derivatives (see Note D.20.)		0	7	1
Currency derivatives (see Note D.20.)		113	330	126
Equity derivatives (see Note D.20.)		0	0	0
Amounts payable for acquisitions of non-current assets		560	878	945
Customer contract liabilities		0	0	0
Other current liabilities	[1],[2]	11,902	10,007	9,590
Total		15,565	14,241	13,741
Other revenues		3,090	€ 3,205	€ 3,801	[3],[4]
Antibodies Collaboration agreement | Swedish Orphan Biovitrum AB
Provisions And Other Current And Non-Current Liabilities [Line Items]
Other current liabilities		155
Royalties, payable		€ 147
US legal restructuring
Provisions And Other Current And Non-Current Liabilities [Line Items]
Percentage of capital losses used						33.33%

[1]	(a)“Other current liabilities” mainly comprises provisions and liabilities for customer rebates and returns; provisions for discounts and rebates granted to healthcare authorities and governmental programs (see Note D.23.); and the liability payable at each reporting date under the Monoclonal Antibody
Alliance with Regeneron.

[2]	(b)As of December 31, 2025 includes € 147 million (nominal value: € 155 million) for the current liability relating to royalties payable to Sobi on net sales of Beyfortus (nirsevimab) in the United States (see Note C.2.)
[3]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[4]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).